Securitisations and Covered Bonds	12 Months Ended
Dec. 31, 2018
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Securitisations and Covered Bonds

15. SECURITISATIONS AND COVERED BONDS

The Santander UK group uses structured entities to securitise some of the mortgage and other loans to customers that it originates. The Santander UK group also issues covered bonds, which are guaranteed by, and secured against, a pool of the Santander UK group’s mortgage loans transferred to Abbey Covered Bonds LLP. The Santander UK group issues mortgage-backed securities, other asset-backed securities and covered bonds mainly in order to obtain diverse, low cost funding, but also to use as collateral for raising funds via third party bilateral secured funding transactions or for liquidity purposes in the future. The Santander UK group has successfully used bilateral secured transactions as an additional form of medium-term funding; this has allowed the Santander UK group to further diversify its medium-term funding investor base.

Loans and advances to customers include portfolios of residential mortgage loans, and receivables derived from credit agreements with retail customers for the purchases of financed vehicles, which are subject to non-recourse finance arrangements. These loans and receivables have been purchased by, or assigned to, structured entities or Abbey Covered Bonds LLP, and have been funded primarily through the issue of mortgage-backed securities, other asset-backed securities or covered bonds. No gain or loss has been recognised as a result of these sales. The structured entities and Abbey Covered Bonds LLP are consolidated as subsidiaries. The Company and its subsidiaries do not own directly, or indirectly, any of the share capital of any of the structured entities.

a) Securitisations

i) Master trust structures

The Santander UK group makes use of master trust structures, whereby a pool of residential mortgage loans is assigned to a trust company by the asset originator. A funding entity acquires a beneficial interest in the pool of assets held by the trust company with funds borrowed from qualifying structured entities, which at the same time issue asset-backed securities to third-party investors or the Santander UK group.

Santander UK plc and its subsidiaries receive payments from the securitisation companies in respect of fees for administering the loans, and payment of deferred consideration for the sale of the loans. Santander UK plc and its subsidiaries have no right or obligation to repurchase any securitised loan, except if certain representations and warranties given by Santander UK plc or its subsidiaries at the time of transfer are breached and, in certain cases, if there is a product switch or further advance, if a securitised loan is in arrears for over two months or if a securitised loan does not comply with the liquidity coverage requirements for credit institutions.

ii) Other securitisation structures

The Santander UK group issues notes through pass-through stand-alone vehicles for the securitisation of receivables derived from credit agreements with retail customers for the purchase of financed vehicles. Santander UK plc and its subsidiaries are under no obligation to support any losses that may be incurred by the master trust or other structures, securitisation companies or holders of the securities, and do not intend to provide such further support.

b) Covered bonds

Santander UK plc also issues covered bonds, which are its direct, unsecured and unconditional obligation. The covered bonds benefit from a guarantee from Abbey Covered Bonds LLP. Santander UK plc makes a term advance to Abbey Covered Bonds LLP equal to the sterling proceeds of each issue of covered bonds. Abbey Covered Bonds LLP uses the proceeds of the term advance to purchase portfolios of residential mortgage loans and their security from Santander UK plc. Under the terms of the guarantee, Abbey Covered Bonds LLP has agreed to pay an amount equal to the guaranteed amounts when the same shall become due for payment but which would otherwise be unpaid by Santander UK plc.

c) Analysis of securitisations and covered bonds

The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation and the carrying value of the notes in issue at 31 December 2018 and 2017 are listed below.

	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m
Mortgage-backed master trust structures:
– Holmes	4,414	4,299	3,182	1,400	463	389
– Fosse	4,646	5,732	199	616	34	34
– Langton	3,034	3,893	—	—	2,354	2,355

	12,094	13,924	3,381	2,016	2,851	2,778

Other asset-backed securitisation structures:
– Motor	1,055	1,318	738	852	374	514
– Auto ABS UK Loans	1,468	1,498	1,212	1,240	316	306

	2,523	2,816	1,950	2,092	690	820

Total securitisation programmes	14,617	16,740	5,331	4,108	3,541	3,598

Covered bond programme:
– Euro 35bn Global Covered Bond Programme	21,578	19,772	18,653	16,866	—	—

Total securitisation and covered bond programmes	36,195	36,512	23,984	20,974	3,541	3,598

Less: held by the Santander UK group:
– Euro 35bn Global Covered Bond Programme			(539)	(1,067)

Total securitisation and covered bond programmes (see Note 28)			23,445	19,907

The following table sets out the internal and external issuances and redemptions in 2018 and 2017 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	2018 £bn	2017 £bn	2018 £bn	2017 £bn	2018 £bn	2017 £bn	2018 £bn	2017 £bn
Mortgage-backed master trust structures:
– Holmes	0.1	—	1.8	0.5	—	0.2	0.1	1.8
– Fosse	—	—	—	—	—	0.1	0.4	1.8
Other asset-backed securitisation structures:
– Motor	—	0.1	—	0.5	0.1	0.1	0.1	0.3
– Auto ABS UK Loans	—	0.2	0.4	0.7	—	—	0.4	0.7
Covered bond programme	—	—	4.3	2.3	0.5	0.3	1.9	3.2

	0.1	0.3	6.5	4.0	0.6	0.7	2.9	7.8

Holmes Funding Ltd has a beneficial interest of £3.2bn (2017: £1.7bn) in the residential mortgage loans held by Holmes Trustees Ltd. The remaining share of the beneficial interest in residential mortgage loans held by Holmes Trustees Ltd belongs to Santander UK plc.

Fosse Funding (No.1) Ltd has a beneficial interest of £0.2bn (2017: £0.6bn) in the residential mortgage loans held by Fosse Trustee (UK) Ltd. The remaining share of the beneficial interest in residential mortgage loans held by Fosse Trustee (UK) Ltd belongs to Santander UK plc.

Langton Funding (No.1) Ltd has a beneficial interest of £2.3bn (2017: £2.3bn) in the residential mortgage loans held by Langton Mortgage Trustee (UK) Ltd. The remaining share of the beneficial interest in residential mortgage loans held by Langton Mortgage Trustee (UK) Ltd belongs to Santander UK plc.

The Holmes securitisation companies have cash deposits of £218m (2017: £nil), which have been accumulated to finance the redemption of a number of securities issued by the Holmes securitisation companies. The share of Holmes Funding Ltd in the trust assets is therefore reduced by this amount.

Fosse Master Issuer plc has cash deposits of £nil (2017: £24m), which have been accumulated to finance the redemption of a number of securities issued by Fosse Master Issuer plc. Fosse Funding (No.1) Ltd’s beneficial interest in the assets held by Fosse Trustee (UK) Ltd is therefore reduced by this amount.